Note 10 - Derivative Instruments (Details) (USD $)	2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 01, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative Asset, Current			$ 5,600,000
Derivative, Gain on Derivative		7,200,000	10,500,000	7,100,000
Derivative Liability, Noncurrent			2,500,000
Payments for (Proceeds from) Derivative Instrument, Financing Activities	3,100,000
Forecasted Future Concentrate Contracts [Member]
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative Asset, Current		9,800,000	2,300,000
Derivative, Gain on Derivative		28,100,000
Derivative Liability, Current		300,000
Derivative Asset, Noncurrent		14,600,000
Unsettled Concentrate Sales Contracts [Member]
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative Asset, Current		200,000
Derivative, Gain on Derivative		2,800,000	1,300,000
Derivative Liability, Current		200,000
Net From Current Asset Balance [Member]
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			1,000,000
Net From Non Current Liability Balance [Member]
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			100,000
Losses Realized On Settled Contracts [Member]
Note 10 - Derivative Instruments (Details) [Line Items]
Derivative, Gain on Derivative			$ 18,400,000